Material accounting policies - Internal credit risk grades (Details) - Current	Dec. 31, 2023
Aaa – Ba1 | 1 - 4
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of credit loss rate	0.09%
Ba2 – B3 | 5 - 6
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of credit loss rate	2.28%
Caa1 - Caa3 | 7
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of credit loss rate	7.81%
Ca | 8 - 9
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of credit loss rate	34.52%
C | 10
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of credit loss rate	100.00%